Related party transactions	9 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the three and nine months ended September 30, 2023 and 2022 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Salaries and benefits	1,308	1,082	3,589	2,590
Share-based compensation	1,108	425	3,245	2,106
	2,416	1,507	6,834	4,696